UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09463

Nuveen Ohio Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
	November 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.8% (4.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 3,900	5.875%, 6/01/30	6/17 at 100.00	Baa3	$ 3,031,116
795	5.875%, 6/01/47	6/17 at 100.00	Baa3	560,586
45	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	43,658
	Series 2002, 5.375%, 5/15/33
4,740	Total Consumer Staples			3,635,360
	Education and Civic Organizations – 9.1% (6.5% of Total Investments)
700	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	688,121
	2006, 5.000%, 7/01/41
2,650	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A3	2,676,632
	2002, 5.000%, 5/01/22
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	466,090
	2005, 5.000%, 12/01/24
1,760	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%,	6/14 at 100.00	Aa3	1,899,146
	12/01/20 – NPFG Insured
5,610	Total Education and Civic Organizations			5,729,989
	Health Care – 21.2% (15.1% of Total Investments)
1,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	934,760
	5.500%, 11/01/40
1,385	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	1,360,596
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
1,100	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	Aa2	1,157,618
	6.000%, 1/01/32
300	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	11/19 at 100.00	Aa2	303,822
	Improvement Series 2009, 5.250%, 11/01/40
600	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	593,544
	2005, 5.000%, 11/01/40
500	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA–	502,780
	Partners, Refunding Series 2002, 5.375%, 10/01/30
2,200	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	5/11 at 100.50	N/R	2,205,126
	5.375%, 11/15/29 – AMBAC Insured
330	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	340,887
	Inc., Series 2006, 5.250%, 5/15/21
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,017,550
	5.000%, 5/01/30
375	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	390,409
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
1,050	5.000%, 1/01/25	1/18 at 100.00	Aa2	1,098,363
90	5.250%, 1/01/33	1/18 at 100.00	Aa2	92,514
80	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AA+	79,615
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
250	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	262,688
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
200	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	209,010
	Obligated Group, Series 2009A, 5.500%, 1/01/39
1,350	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	1,593,270
	Obligated Group, Tender Option Bond Trust 3551, 19.585%, 1/01/33 (IF)
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/12 at 100.00	A–	338,554
	Obligated Group, Series 2000B, 6.375%, 11/15/30
500	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	472,920
	5.250%, 11/15/36
375	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	380,520
	5.750%, 12/01/35
13,020	Total Health Care			13,334,546
	Housing/Multifamily – 7.1% (5.1% of Total Investments)
350	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	358,288
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
2,885	Ohio Housing Finance Agency, FHA-Insured Mortgage Revenue Bonds, Asbury Woods Project, Series	4/11 at 102.00	Aa2	2,936,612
	2001A, 5.450%, 4/01/26
300	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	298,155
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
915	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	874,676
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
4,450	Total Housing/Multifamily			4,467,731
	Housing/Single Family – 0.5% (0.4% of Total Investments)
355	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	349,565
	9/01/31 (Alternative Minimum Tax)
	Industrials – 6.7% (4.8% of Total Investments)
1,500	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/12 at 102.00	BBB–	1,446,315
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
320	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	BBB–	286,365
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
880	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	891,572
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,300	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,491,776
	Series 1992, 6.450%, 12/15/21
700	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	131,250
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5), (6)
4,700	Total Industrials			4,247,278
	Long-Term Care – 1.0% (0.8% of Total Investments)
215	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	213,665
	Services, Improvement Series 2010A, 5.625%, 7/01/26
470	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	457,221
	Refunding & improvement Series 2010, 6.625%, 4/01/40
685	Total Long-Term Care			670,886
	Tax Obligation/General – 26.4% (18.9% of Total Investments)
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School	6/18 at 100.00	AA	130,630
	Improvement Series 2008, 5.250%, 12/01/31
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa1	1,552,185
	2005, 5.000%, 12/01/30 – AGM Insured
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
400	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	177,388
1,735	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	719,938
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	433,576
1,355	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,459,769
470	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	490,525
2,550	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%,	6/17 at 100.00	AA+	2,574,658
	12/01/34 – AGM Insured
2,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	2,018,780
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
430	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	442,401
	5.000%, 12/01/30 – FGIC Insured
400	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	403,976
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AA+	1,047,612
	2006, 5.000%, 12/01/25 – AGM Insured
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	208,734
	Series 2007, 5.000%, 12/01/31
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	50,603
	5.250%, 12/01/36
750	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	760,988
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
50	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AA+	51,314
	5.250%, 12/01/36 – AGC Insured
2,415	Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005,	12/14 at 100.00	Aa2	2,503,969
	5.000%, 12/01/28 – AGM Insured
50	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	51,036
	School Improvment Series 2009, 5.125%, 12/01/37
1,485	West Chester Township, Butler County, Ohio, Various Purpose Limited Tax General Obligation	11/11 at 101.00	Aaa	1,565,710
	Refunding Bonds, Series 2001, 5.500%, 12/01/17 – AMBAC Insured
17,370	Total Tax Obligation/General			16,643,792
	Tax Obligation/Limited – 19.7% (14.1% of Total Investments)
125	Cincinnati City School District, Ohio, Certificates of Participation, Series 2006, 5.000%,	12/16 at 100.00	AA+	127,708
	12/15/32 – AGM Insured
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Euclid Avenue Housing	8/15 at 100.00	N/R	1,055,816
	Corporation – Fenn Tower Project, Series 2005, 5.000%, 8/01/23 – AMBAC Insured
50	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	49,655
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
2,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	Aaa	2,086,640
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,415	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	A+	1,476,043
	5.000%, 12/01/21 – FGIC Insured
2,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A1	1,976,340
	AMBAC Insured
500	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	4/12 at 100.00	A1	516,460
	2001B, 5.500%, 10/01/15 – AMBAC Insured
345	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AA+	360,870
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AA+	1,053,430
	Project, Series 2005A, 5.000%, 4/01/23 – AGM Insured
5,220	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	1,169,750
	2009A, 0.000%, 8/01/34
5,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A,	No Opt. Call	A+	1,096,568
	0.000%, 8/01/35
1,400	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	4/11 at 101.00	BBB+	1,416,716
	6.375%, 10/01/19
20,470	Total Tax Obligation/Limited			12,385,996
	Transportation – 1.4% (1.0% of Total Investments)
865	Ohio Turnpike Commission, Revenue Bonds, Series 2001A, 5.500%, 2/15/26	2/11 at 100.00	AA	867,500
	U.S. Guaranteed – 26.5% (19.0% of Total Investments) (4)
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (4)	1,174,240
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – AGM Insured
1,000	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (4)	1,164,470
	5.250%, 12/01/16 (Pre-refunded 12/01/14) – AGM Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,048,640
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded
	6/01/11) – FGIC Insured
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	N/R (4)	1,119,360
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
2,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2001,	11/11 at 101.00	AA (4)	2,108,480
	5.200%, 11/01/26 (Pre-refunded 11/01/11)
1,135	Ohio Turnpike Commission, Revenue Bonds, Series 2001A, 5.500%, 2/15/26 (Pre-refunded 2/15/11)	2/11 at 100.00	AA (4)	1,147,349
325	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	384,049
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
2,000	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%,	2/11 at 100.00	AA+ (4)	2,016,020
	2/01/20 (Pre-refunded 2/01/11)
1,900	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (4)	2,173,524
	Bonds, Series 2004A, 5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured
2,735	University of Cincinnati, Ohio, General Receipts Bonds, Series 2002F, 5.375%, 6/01/19	6/12 at 100.00	A+ (4)	2,932,575
	(Pre-refunded 6/01/12)
400	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose	6/11 at 100.00	AA– (4)	409,476
	General Obligation Bonds, Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) – NPFG Insured
15,495	Total U.S. Guaranteed			16,678,183
	Utilities – 10.1% (7.2% of Total Investments)
	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project
	Series 2008A:
50	5.000%, 2/15/38 – AGC Insured	2/18 at 100.00	AA+	50,539
1,000	5.250%, 2/15/43	2/18 at 100.00	A1	1,008,870
1,440	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	A2	1,486,469
	Series 2002, 5.250%, 2/15/17 – NPFG Insured
2,130	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A–	629,905
	NPFG Insured
2,150	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	5/11 at 100.00	Baa1	2,149,850
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
1,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	1,042,040
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/21 – AMBAC Insured
7,770	Total Utilities			6,367,673
	Water and Sewer – 4.2% (3.0% of Total Investments)
175	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%,	12/17 at 100.00	A1	175,614
	12/01/32 – AMBAC Insured
2,375	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance	12/13 at 100.00	Aa1	2,450,454
	Program, Series 2003, 5.000%, 12/01/23 – NPFG Insured
2,550	Total Water and Sewer			2,626,068
$ 98,080	Total Investments (cost $85,922,537) – 139.7%			88,004,567
	MuniFund Term Preferred Shares, at Liquidation Value – (28.6)% (7)			(18,000,000)
	Other Assets Less Liabilities – (11.1)%			(7,027,434)
	Net Assets Applicable to Common Shares – 100%			$ 62,977,133

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$87,873,317	$131,250	$88,004,567

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	131,250
Balance at the end of period	$131,250

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2010, the cost of investments was $85,856,036.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 3,423,744
Depreciation	(1,275,213)
Net unrealized appreciation (depreciation) of investments	$ 2,148,531

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest option call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principle paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	Subsequent to the reporting period, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 20.5%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2011